UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: ____

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Wesley Capital Management, LLC
Address:          717 5th Avenue, 14th Floor
                  New York, NY 10022

13F File Number:  __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Arthur  Wrubel
Title:            Managing Member
Phone:            212-421-7002

Signature, Place, and Date of Signing:

/s/ Arthur Wrubel                  New York, NY                  August 14, 2007
-----------------                 -------------                  ---------------
   [Signature]                    [City, State]                       [Date]

Person Signing this Report on Behalf of Reporting Manager:

Name:             John Khoury
Title:            Managing Member
Phone:            212-421-7002

Signature, Place, and Date of Signing:

 /s/ John Khoury                  New York, NY                  August 14, 2007
-----------------                 -------------                  ---------------
   [Signature]                    [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number                    Name

28-_______________                 _______________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     36

Form 13F Information Table Value Total:     $1,226,697
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries on this list, state "NONE" and omit the column headings and list entries.]

None.

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

                                                       Title of                                Share / Prn    Share /   Put/
Name of Issuer                                           Class       Cusip        Value        Amount          Prn     Call

AMERICAN LD LEASE INC CMN                                 COM      027118108    1,073,000      42,900            SH
ANTHRACITE CAPITAL INC CMN                                COM      037023108    16,063,000     1,372,900         SH
APARTMENT INVT & MGMT CO CL-A CMN   CLASS A               COM      03748R101    136,195,000    2,701,200         SH
ARBOR REALTY TRUST, INC. CMN                              COM      038923108    16,666,000     645,731           SH
ARCHSTONE-SMITH TRUST CMN                                 COM      039583109    100,118,000    1,693,754         SH
ASSOCIATED ESTATES REALTY CORP CMN                        COM      045604105    15,461,000     991,700           SH
BOSTON PROPERTIES INC COMMON STOCK                        COM      101121101    30,996,000     303,500           SH
BROOKFIELD PROPERTIES CORP CMN                            COM      112900105    17,445,000     717,600           SH
CAPITAL SENIOR LIVING CORP CMN                            COM      140475104    9,420,000      1,000,000         SH
CORRECTIONS CORP OF AMERICA CMN                           COM      22025Y407    122,383,000    1,939,200         SH
CRESCENT REAL ESTATE EQUITIES INC                         COM      225756105    25,759,000     1,147,926         SH
DOUGLAS EMMETT INC. CMN                                   COM      25960P109    31,717,000     1,282,000         SH
GEO GROUP INC CMN                                         COM      36159R103    175,000        6,000             SH
HILTON HOTELS CORP CMN                                    COM      432848109    50,463,000     1,507,700         SH
HILTON HOTELS CORP CMN                                   CALL      432848109    4,125,000      7,500             SH     CALL
HOME DEPOT INC CMN                                        COM      437076102    41,790,000     1,062,000         SH
IRSA INVERSIONES Y REPRESENTAC IONES S A
  GDS REPSTG 10 SHS                                       COM      450047204    20,794,000     1,124,000         SH
LAS VEGAS SANDS CORP. CMN                                 COM      517834107    20,243,000     265,000           SH
LENNAR CORPORATION CMN CLASS A                            COM      526057104    16,160,000     442,000           SH
LENNAR CORP CMN CLASS B                                   COM      526057302    4,409,000      125,400           SH
MBIA INC CMN                                              PUT      55262C100    238,000        500               SH     PUT
MBIA INC CMN                                              PUT      55262C100    215,000        1,000             SH     PUT
MI DEVELOPMENTS INC. CMN                                  COM      55304X104    18,563,000     509,400           SH
MAGUIRE PPTYS INC CMN                                     COM      559775101    46,500,000     1,354,500         SH
MEADWESTVACO CORP CMN                                     COM      583334107    11,090,000     314,000           SH
NOVASTAR FINANCIAL INC CMN                                PUT      669947400    360,000        2,000             SH     PUT
PINNACLE ENTMT INC CMN                                    COM      723456109    37,259,000     1,323,600         SH
REPUBLIC PROPERTY TRUST CMN                               COM      760737106    29,289,000     2,390,900         SH
SL GREEN REALTY CORP CMN                                  COM      78440X101    32,335,000     261,000           SH
STANDARD PACIFIC CORP NEW CMN                             COM      85375C101    36,801,000     2,099,300         SH
SUN COMMUNITIES INC CMN                                   COM      866674104    51,840,000     1,741,340         SH
SUNRISE SENIOR LIVING INC CMN                             COM      86768K106    110,362,000    2,759,745         SH
TALBOTS, INC. CMN                                         COM      874161102    2,503,000      100,000           SH
TEJON RANCH CO CMN                                        COM      879080109    98,635,000     2,231,565         SH
WAL MART STORES INC CMN                                   COM      931142103    67,787,000     1,409,000         SH
WINTHROP REALTY TRUST CMN                                 COM      976391102    1,465,000      212,000           SH

                                                         Investment       Other     Voting Authority
Name of Issuer                                           Discretion       Managers       Sole                    Shared      None

AMERICAN LD LEASE INC CMN                              SHARED - DEFINED   N/A                           42,900
ANTHRACITE CAPITAL INC CMN                             SHARED - DEFINED   N/A                        1,372,900
APARTMENT INVT & MGMT CO CL-A CMN   CLASS A            SHARED - DEFINED   N/A                        2,701,200
ARBOR REALTY TRUST, INC. CMN                           SHARED - DEFINED   N/A                          645,731
ARCHSTONE-SMITH TRUST CMN                              SHARED - DEFINED   N/A                        1,693,754
ASSOCIATED ESTATES REALTY CORP CMN                     SHARED - DEFINED   N/A                          991,700
BOSTON PROPERTIES INC COMMON STOCK                     SHARED - DEFINED   N/A                          303,500
BROOKFIELD PROPERTIES CORP CMN                         SHARED - DEFINED   N/A                          717,600
CAPITAL SENIOR LIVING CORP CMN                         SHARED - DEFINED   N/A                        1,000,000
CORRECTIONS CORP OF AMERICA CMN                        SHARED - DEFINED   N/A                        1,939,200
CRESCENT REAL ESTATE EQUITIES INC                      SHARED - DEFINED   N/A                        1,147,926
DOUGLAS EMMETT INC. CMN                                SHARED - DEFINED   N/A                        1,282,000
GEO GROUP INC CMN                                      SHARED - DEFINED   N/A                            6,000
HILTON HOTELS CORP CMN                                 SHARED - DEFINED   N/A                        1,507,700
HILTON HOTELS CORP CMN                                 SHARED - DEFINED   N/A                            7,500
HOME DEPOT INC CMN                                     SHARED - DEFINED   N/A                        1,062,000
IRSA INVERSIONES Y REPRESENTAC IONES S A
  GDS REPSTG 10 SHS                                    SHARED - DEFINED   N/A                        1,124,000
LAS VEGAS SANDS CORP. CMN                              SHARED - DEFINED   N/A                          265,000
LENNAR CORPORATION CMN CLASS A                         SHARED - DEFINED   N/A                          442,000
LENNAR CORP CMN CLASS B                                SHARED - DEFINED   N/A                          125,400
MBIA INC CMN                                           SHARED - DEFINED   N/A                              500
MBIA INC CMN                                           SHARED - DEFINED   N/A                            1,000
MI DEVELOPMENTS INC. CMN                               SHARED - DEFINED   N/A                          509,400
MAGUIRE PPTYS INC CMN                                  SHARED - DEFINED   N/A                        1,354,500
MEADWESTVACO CORP CMN                                  SHARED - DEFINED   N/A                          314,000
NOVASTAR FINANCIAL INC CMN                             SHARED - DEFINED   N/A                            2,000
PINNACLE ENTMT INC CMN                                 SHARED - DEFINED   N/A                        1,323,600
REPUBLIC PROPERTY TRUST CMN                            SHARED - DEFINED   N/A                        2,390,900
SL GREEN REALTY CORP CMN                               SHARED - DEFINED   N/A                          261,000
STANDARD PACIFIC CORP NEW CMN                          SHARED - DEFINED   N/A                        2,099,300
SUN COMMUNITIES INC CMN                                SHARED - DEFINED   N/A                        1,741,340
SUNRISE SENIOR LIVING INC CMN                          SHARED - DEFINED   N/A                        2,759,745
TALBOTS, INC. CMN                                      SHARED - DEFINED   N/A                          100,000
TEJON RANCH CO CMN                                     SHARED - DEFINED   N/A                        2,231,565
WAL MART STORES INC CMN                                SHARED - DEFINED   N/A                        1,409,000
WINTHROP REALTY TRUST CMN                              SHARED - DEFINED   N/A                          212,000

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